Investment in Associates and Joint Venture - Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Total current assets	$ 437,534	$ 315,796
Total current liabilities	(459,349)	(437,538)
Non-current
Total non-current assets	5,419,229	4,907,399
Total non-current liabilities	(3,800,277)	(3,135,804)
Consolidated statements of profit or loss
Revenues	674,089	668,637	$ 618,344
Profit/(loss) for the year	3,289	(115,613)	126,398
Total comprehensive income for the year	2,596	(117,849)	126,089
Group's share in profit	2,192	1,627	1,800
Dividend declared	$ (92,557)	(193,436)	(178,028)
Joint ventures
Consolidated statements of profit or loss
Revenues		$ 121,434	$ 346,170